EARNINGS PER SHARE - Basic and diluted earnings per share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income /(loss) attributable to the Company's ordinary shareholders - basic		$ (11,293,895)	$ 4,330,267
Net income /(loss) attributable to the Company's ordinary shareholders - diluted		$ (11,293,895)	$ 4,330,267
Denominator:
Weighted average number of shares - basic	[1]	26,402,382	25,555,096
Weighted average number of shares - diluted	[1]	26,402,382	25,555,096
Net income /(loss) per share, basic	[1]	$ (0.43)	$ 0.17
Net income /(loss) per share, diluted	[1]	$ (0.43)	$ 0.17

[1]	Shares related information for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).